FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

During the year ended 2020, the Company wrote off all fixed assets purchased prior to 2019, that were fully depreciated. Depreciation expense for the nine months ended September 30, 2021 and 2020 was $1,845 and $0, respectively.

Fixed assets consist of the following:

	September 30, 2021	December 31, 2020
Computer equipment	$3,213	$3,213
Total fixed assets	3,213	3,213
Accumulated Depreciation	(1,070)	(267)
Net fixed assets	$2,143	$2,946

NOTE 4 - FIXED ASSETS

During the year ended 2020, the Company wrote off all fixed assets purchased prior to 2019, that were fully depreciated. Depreciation expense was $267 and $0 during the years ended December 31, 2020, and 2019, respectively.

Fixed assets consist of the following:

	2020	2019
Computer equipment	$3,213	$134,896
Office equipment	-	22,600
Telephone equipment	-	12,900
Total fixed assets	3,213	170,396
Accumulated Depreciation	(267)	(170,396)
Net fixed assets	$2,946	$-